Company Financial Statements (Parent Company Only) - Condensed Statements of Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	¥ 150,092	$ 21,140	¥ 151,065	¥ 187,388
Total operating expenses	377,796	53,212	339,263	367,765
Loss from operations	(296,252)	(41,727)	(303,950)	(320,536)
Interest income	8,484	1,195	4,669	5,143
Other non-operating expenses	214	30	26,804	1,549
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	69	10	20,896	(6,107)
Total other comprehensive (loss) income, net of tax	69	10	20,896	(7,836)
Comprehensive loss attributable to EHang Holdings Limited	(301,631)	(42,485)	(307,325)	(321,795)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
General and administrative expenses	(5,246)	(739)	(13,630)	(5,668)
Total operating expenses	(5,246)	(739)	(13,630)	(5,668)
Loss from operations	(5,246)	(739)	(13,630)	(5,668)
Interest income	160	23	1	14
Share of losses from subsidiaries	(290,785)	(40,958)	(253,575)	(299,575)
Income (losses) from the VIEs	(5,829)	(821)	(37,603)	(8,730)
Other non-operating expenses	0	0	(23,414)	0
Net loss attributable to the Company's ordinary shareholders	(301,700)	(42,495)	(328,221)	(313,959)
Other comprehensive (loss) income
Foreign currency translation adjustments, net of nil tax	69	10	20,896	(6,107)
Unrealized gains on available-for-sale debt securities	0	0	0	(1,729)
Total other comprehensive (loss) income, net of tax	69	10	20,896	(7,836)
Comprehensive loss attributable to EHang Holdings Limited	¥ (301,631)	$ (42,485)	¥ (307,325)	¥ (321,795)